Summary Of Signifcant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2013
Financial Instruments that Were Not Included in Diluted Loss Per Share Calculation

The following financial instruments were not included in the diluted loss per share calculation for the three and nine month periods ended September 30, 2013 because their effect was anti-dilutive:

As of September 30, 2013
Common stock options	200,000
Common stock warrants	1,980,308
Restricted stock	1,445,000
Preferred stock	14,999,000

Excluded potentially dilutive securities	18,624,308